HANNA INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

November 22, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

Re:	Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A for the Hanna Investment Trust (File Nos. 333-171279 and 811-22507).

Ladies and Gentlemen:

Enclosed herewith for filing, in electronic format, on behalf of the Trust, pursuant to the Securities Act of 1933, the Investment Company Act of 1940, and Regulation S-T, is Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of the Trust.

This amendment is being filed to make conforming changes and to address comments received from Securities and Exchange Commission staff.  The amendment contains the Prospectus and Statement of Additional Information for the Fund, Part C, Signature Page, and Exhibits.

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 249.

Sincerely,
Hanna Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary

cc:	Ms. Kimberly A. Browning
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Richard Pfordte
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Marc L. Collins, Esq.
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

HANNA INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

November 21, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

Re:	Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A for the Hanna Investment Trust (File Nos. 333-171279 and 811-22507).

Ladies and Gentlemen,

Pursuant to Rule 461(a) under the Securities Act of 1933, the Hanna Investment Trust and Capital Investment Group, Inc., the principal underwriter of the Trust, each respectfully request that the effectiveness of Pre-Effective Amendment No. 2 to the Registration Statement of the Trust on Form N-1A be accelerated to Friday, November 25, 2011 or as soon thereafter as practicable.

In filing this acceleration request, the Trust respectfully acknowledges that:

1.
Should the Securities and Exchange Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Securities and Exchange Commission from taking any action with respect to the filing;

2.
The action of the Securities and Exchange Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the fling; and

3.	The Trust may not assert this action as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

If you have any questions concerning the foregoing, please contact Vason Hamrick at 252-972-9922, extension 249.

Sincerely,
Hanna Investment Trust

/s/  A. Vason Hamrick
A. Vason Hamrick
Secretary

Capital Investment Group, Inc.

/s/  Richard K. Bryant
Richard K. Bryant
President

CC:	Ms. Kimberly A. Browning
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Richard Pfordte
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Marc L. Collins, Esq.
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202